Summary Prospectus February 1, 2024, as revised September 27, 2024

JOHCM International Select Fund

Class	/ Ticker	Institutional Shares	JOHIX	Investor Shares	JOHAX	Class Z Shares	(Not currently offered)

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated February 1, 2024, as revised from time to time, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to https://johcm.com/en-us/resources/, call 866-260-9549 (toll free) or 312-557-5913, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

You may elect to receive the Summary Prospectus or certain other Fund documents and communications by electronic delivery only. To request electronic delivery call 866-260-9549 (toll free) or 312-557-5913 or contact your financial intermediary.

Investment Objective

The investment objective of the JOHCM International Select Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)

	Institutional Shares	Investor Shares	Class Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	None	None	None
Redemption Fee	None	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares	Investor Shares		Class Z Shares
Management Fee	0.89%	0.89%		0.89%
Distribution (Rule 12b-1) Fees	None	0.25%		None
Other Expenses	0.09%	0.09%		0.09%
Total Annual Fund Operating Expenses	0.98%	1.23%		0.98%
Fee Waivers and Reimbursements[1]	0.00%	(0.02%	)	0.00%
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	0.98%	1.21%		0.98%

[1]

JOHCM (USA) Inc (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.98%, 1.21%, and 0.98% for Institutional Shares, Investor Shares, and Class Z Shares, respectively, until February 1, 2025. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating

Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 year	3 years	5 years	10 years
Institutional Shares	$100	$312	$542	$1,201
Investor Shares	$123	$388	$674	$1,487
Class Z Shares	$100	$312	$542	$1,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recently completed fiscal year, the portfolio turnover rate of the Fund was 32.29% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in common stocks and other equity securities of companies located outside the United States. The Fund’s equity securities include common and preferred stock, rights and warrants. Typically, the Fund invests in a number of different countries, including emerging markets. The Fund may invest in companies of any size, including small- and mid-capitalization companies, in order to achieve its objective.

1 of 4

Summary Prospectus	February 1, 2024, as revised September 27, 2024	Perpetual Americas Funds

The portfolio managers seek to identify and make investments based on a multi-dimensional investment process, considering a number of factors, including growth, valuation, size, momentum, and beta. Beta measures the volatility of a stock relative to the overall market. The Fund utilizes a core investment style with a growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges, which means that the Fund generally invests in larger, more established companies, but would expect to invest a somewhat greater portion of its assets in smaller, growth companies than would a typical large cap mutual fund. The GARP investment strategy is a blend of growth and value investing and seeks to find companies that have strong earnings growth at a good price. The Fund seeks those stocks, sectors, and countries with the potential to cause positive earnings surprises, with sustainably high or increasing return on equity, and with attractive valuations. The investment process utilizes a combination of bottom-up investing and top-down asset allocation that typically results in a portfolio of 30 to 60 holdings. Bottom-up investing utilizes techniques such as fundamental analysis to assess growth and value potential of individual issuers. In conducting fundamental analysis of companies that are being considered for purchase by the Fund, the portfolio managers evaluate, among other things, the financial condition and management of a company, its industry, stability of the country in which the company is located, and the interrelationship of these variables over time.

Top-down asset allocation utilizes evaluations of, among other things, economic factors including country risk, sector trends within individual countries and regions, and currency impact.

Investments are predominantly in common stock, however the Fund also expects to gain some of its equity exposure indirectly, such as through purchasing depositary receipts, exchange-traded funds (“ETFs”) and/or participatory notes. Participatory notes (commonly known as “P-notes”) are instruments that provide exposure to, primarily, equity securities of issuers listed on a non-U.S. exchange and are typically used when a direct investment in the underlying security is either unpermitted, restricted or uneconomical due to country-specific regulations or other restrictions.

Principal Investment Risks

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear. The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on international stocks.

Equity Securities Risk. The risk that events negatively affecting issuers, industries, or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Emerging Markets Risk. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

ETF Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

Active Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, evaluation of an issuer’s corporate governance practices, risk assessments, and/or the outlook on market trends and opportunities.

Growth Investing Risk. The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over a short or long period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

GARP Investment Strategy Risk. GARP investing involves buying stocks that the portfolio managers believe have reasonable price/earnings ratios in relation to the relevant company’s current or expected future earnings growth rate. To the extent the Fund uses a GARP investing strategy, the Fund’s performance may be adversely affected when stocks preferred by a GARP investing strategy underperform or are not favored by investors in prevailing market and economic conditions.

Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets and financial

Summary Prospectus	February 1, 2024, as revised September 27, 2024	Perpetual Americas Funds

2 of 4

resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.

Participatory Notes Risk. P-notes, which are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions, represent interest in securities listed on certain non-U.S. exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments. The liquidity of a P-note reflects the liquidity in the underlying security. At times, it may be more illiquid than trading the underlying security as broker selection is restricted to the underwriter of the P-note.

Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Market Risk. The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Performance Information

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. For periods prior to the reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund. Historical performance for Investor Shares prior to its inception is based on the performance of Institutional Shares. The performance of Investor Shares has been adjusted to reflect differences in expenses. After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Annual Total Returns – Institutional Shares for year ended December 31*

Best quarter:	04/01/2020 – 06/30/2020	23.44%
Worst quarter:	04/01/2022 – 06/30/2022	(20.53%)

*	The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2023 was 10.61%.

Average Annual Total Returns – for the Periods Ended December 31, 2023

	1 Year	5 Years	10 Years	Since Inception^
Institutional Shares – Before Taxes	18.12%	6.14%	4.91%	8.02%
Institutional Shares – After Taxes on Distributions	17.77%	5.44%	4.42%	7.66%
Institutional Shares – After Taxes on Distributions and Sale of Fund Shares	11.27%	5.01%	4.02%	6.82%
MSCI EAFE Index (reflects no deductions for fees or expenses)*	18.24%	8.16%	4.28%	6.21%
Investor Shares – Before Taxes	17.88%	5.89%	4.65%	7.78%

^

While Institutional Shares of the Fund’s predecessor fund commenced operations on July 29, 2009, Institutional Shares began investing consistent with its investment objective on July 30, 2009. Investor Shares commenced operations on March 31, 2010.

*	Index returns shown are net of withholding taxes.

Portfolio Management

Investment Adviser

The Fund’s investment adviser is JOHCM (USA) Inc (the “Adviser”).

Portfolio Managers

Christopher J.D. Lees, CFA

Senior Fund Manager

Length of Service: Since 2009*

Nudgem Richyal, CFA

Senior Fund Manager

Length of Service: Since 2009*

*	Each Portfolio Manager served as portfolio manager of the Fund’s predecessor, which reorganized into the Trust on July 19, 2021.

Summary Prospectus	February 1, 2024, as revised September 27, 2024	Perpetual Americas Funds

3 of 4

Buying and Selling Fund Shares

Minimum Initial Investment

Institutional $100,000

Advisor No minimum

Investor No minimum

Class Z $10,000,000

There is no minimum for additional investments. If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

To Buy or Sell Shares:

Perpetual Americas Funds Trust

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 866-260-9549 (toll free) or 312-557-5913

You can buy or sell shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire. The Adviser and Perpetual Americas Funds Distributors, LLC, the Fund’s distributor, reserve the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.